Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Characterization of Distributions Paid to Stockholders
The following table shows the character of distributions the Company paid on a percentage basis during the years ended December 31, 2018, 2017 and 2016:

	For the Year Ended December 31,
Character of Class A Distributions:	2018	2017	2016
Ordinary dividends	41.38%	36.49%	34.23%
Nontaxable distributions	58.62%	63.51%	65.77%
Total	100.00%	100.00%	100.00%

	For the Year Ended December 31,
Character of Class I Distributions:	2018	2017	2016
Ordinary dividends	41.38%	36.49%	—%
Nontaxable distributions	58.62%	63.51%	—%
Total	100.00%	100.00%	—%

	For the Year Ended December 31,
Character of Class T Distributions:	2018	2017	2016
Ordinary dividends	33.01%	25.93%	23.07%
Nontaxable distributions	66.99%	74.07%	76.93%
Total	100.00%	100.00%	100.00%

	For the Year Ended December 31,
Character of Class T2 Distributions:	2018	2017	2016
Ordinary dividends	33.01%	—%	—%
Nontaxable distributions	66.99%	—%	—%
Total	100.00%	—%	—%